Subsequent Events (Details Narrative) - USD ($)			6 Months Ended
	Aug. 13, 2015	Jun. 30, 2015	Jun. 30, 2015
Purchase price of property			$ 5,000
Subsequent Event [Member] | Waydell 32-38 LLC [Member]
Percentage of ownership interest	100.00%
Number of shares issued through acquisition	300,000
Subsequent Event [Member] | Waydell 32-38 LLC [Member] | Real Property in Newark New Jersey [Member]
Purchase price of property		$ 105,000